SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     12/31/2002
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 11, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $76428 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      263     2130 SH       SOLE                                       2130
Abbott Labs                    COM              002824100      209     5222 SH       SOLE                                       5222
Albertsons Inc.                COM              013104104      361    16235 SH       SOLE                                      16235
Altria Group Incorporated      COM              718154107      266     6559 SH       SOLE                                       6559
American International Group   COM              026874107     2648    45770 SH       SOLE                                      45770
Automatic Data Processing      COM              053015103     2051    52264 SH       SOLE                                      52264
BP PLC                         COM              055622104     1696    41715 SH       SOLE                                      41715
Bristol Myers Squibb           COM              110122108      956    41275 SH       SOLE                                      41275
Canon Inc. ADR                 COM              138006309     2175    59035 SH       SOLE                                      59035
ChevronTexaco                  COM              166751107      376     5658 SH       SOLE                                       5658
Cisco Systems                  COM              17275R102      352    26866 SH       SOLE                                      26866
Coca-Cola                      COM              191216100     2494    56885 SH       SOLE                                      56885
Compass Bancshares Inc.        COM              20449H109     2886    92300 SH       SOLE                                      92300
Del Monte Foods Co.            COM              24522P103      150    19480 SH       SOLE                                      19480
Donaldson Co.                  COM              257651109     2988    83008 SH       SOLE                                      83008
Dover Corp.                    COM              260003108     1944    66665 SH       SOLE                                      66665
Emerson Electric               COM              291011104     2058    40470 SH       SOLE                                      40470
Exxon Mobil                    COM              30231G102     1808    51746 SH       SOLE                                      51746
General Electric               COM              369604103      572    23495 SH       SOLE                                      23495
H J Heinz Co.                  COM              423074103     1438    43737 SH       SOLE                                      43737
Home Depot                     COM              437076102      925    38622 SH       SOLE                                      38622
Illinois Tool Works            COM              452308109     2940    45323 SH       SOLE                                      45323
Intel Corp.                    COM              458140100      338    21731 SH       SOLE                                      21731
Johnson & Johnson              COM              478160104     3701    68901 SH       SOLE                                      68901
Luminex Corp                   COM              55027E102      219    53241 SH       SOLE                                      53241
Merck                          COM              589331107     3282    57972 SH       SOLE                                      57972
Microsoft Corp                 COM              594918104     2038    39425 SH       SOLE                                      39425
Molex Inc.                     COM              608554101     1563    67837 SH       SOLE                                      67837
National Instruments Corp.     COM              636518102      595    18325 SH       SOLE                                      18325
Nokia                          COM              654902204      405    26128 SH       SOLE                                      26128
Nordson Corp.                  COM              655663102     1910    76930 SH       SOLE                                      76930
Oracle Corp.                   COM              68389x105      372    34438 SH       SOLE                                      34438
Pepsico Inc.                   COM              713448108      400     9464 SH       SOLE                                       9464
Pfizer, Inc.                   COM              717081103      745    24358 SH       SOLE                                      24358
Procter & Gamble               COM              742718109     3394    39497 SH       SOLE                                      39497
Reuters Group PLC              COM              76132m102      284    16533 SH       SOLE                                      16533
Royal Dutch                    COM              780257804     2179    49502 SH       SOLE                                      49502
SBC Communications             COM              78387G103     1709    63041 SH       SOLE                                      63041
San Juan Basin Royalty Trust   COM              798241105     4396   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1580    71160 SH       SOLE                                      71160
Schlumberger Ltd               COM              806857108     1516    36009 SH       SOLE                                      36009
Sigma-Aldrich                  COM              826552101     2509    51520 SH       SOLE                                      51520
Sysco Corp.                    COM              871829107     3005   100884 SH       SOLE                                     100884
Telefonica de Espana           COM              879382208      482    18158 SH       SOLE                                      18158
Unilever N.V.                  COM              904784709     2144    34751 SH       SOLE                                      34751
Verizon Communications         COM              92343v104      278     7179 SH       SOLE                                       7179
W.W. Grainger                  COM              384802104     2893    56125 SH       SOLE                                      56125
Wal-Mart Stores                COM              931142103     1836    36352 SH       SOLE                                      36352
Weyerhaeuser                   COM              962166104     1098    22310 SH       SOLE                                      22310
REPORT SUMMARY		       49 DATA RECORDS		     76428         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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